Condensed Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income loss	$ (15,068)	$ (2,971)	$ (1,845)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	753	1,246	1,170
Change in fair value of the Put Option	210	150	150
Change in operating assets and liabilities:
Accrued expenses and other current liabilities	964	875	(8,677)
Net cash provided by operating activities	1,472	3,399	2,960
Net decrease in cash and cash equivalents	(94,689)	7,699	7,313
Cash and cash equivalents at the beginning of the year	265,649	257,950	250,637
Cash and cash equivalents at the end of the year	170,960	265,649	257,950
Parent Company
Operating activities:
Net income loss	(13,431)	(2,470)	(3,294)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	753	1,246	1,170
Change in fair value of the Put Option	210	150	150
loss on investment in subsidiaries and VIE	12,430	1,036	2,060
Change in operating assets and liabilities:
Amounts due from subsidiaries	37	38	(321)
Accrued expenses and other current liabilities			134
Net cash provided by operating activities	(1)		(101)
Net decrease in cash and cash equivalents	(1)		(101)
Cash and cash equivalents at the beginning of the year	1	1	102
Cash and cash equivalents at the end of the year		$ 1	$ 1